RESTATEMENT OF QUARTERLY CONDENSED FINANCIAL STATEMENTS (UNAUDITED) - Schedule of balance sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Nov. 29, 2019	Jun. 12, 2019
Adjustments [Member] | Parent [Member]
Liabilities and Shareholders' Equity
Warrant liabilities			$ 23,606,250
Total Liabilities			23,606,250
Aggregate subscription amount			(23,606,249)
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,			234
Additional paid-in capital			(1,618,597)
Retained earnings			1,618,362
Total Shareholders' Equity			(1)
As Restated [Member] | Parent [Member]
Liabilities and Shareholders' Equity
Warrant liabilities			23,606,250
Total Liabilities			33,708,077
Aggregate subscription amount			252,235,299
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,			372
Additional paid-in capital			2,487,758
Retained earnings			2,511,154
Total Shareholders' Equity			5,000,003
Total Liabilities and Shareholders' Equity			290,943,379
As Originally Reported [Member] | Parent [Member]
Liabilities and Shareholders' Equity
Total Liabilities			10,101,827
Aggregate subscription amount			275,841,548
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,			138
Additional paid-in capital			4,106,355
Retained earnings			892,792
Total Shareholders' Equity			5,000,004
Total Liabilities and Shareholders' Equity			290,943,379
CIK000178115 Alussa Energy Acquisition Corp
Liabilities and Shareholders' Equity
Warrant liabilities	$ 60,950,000	$ 35,356,250				$ 30,962,500
Total Liabilities	79,696,036	48,824,213				41,030,224
Aggregate subscription amount	205,696,595	236,615,344				244,195,965
Shareholders' Equity
Additional paid-in capital	49,025,999	18,107,557				9,778,630
Retained earnings	(44,027,545)	(13,108,795)				(4,779,782)
Total Shareholders' Equity	5,000,008	5,000,009			$ 5,000,009	5,000,003		$ 0
Total Liabilities and Shareholders' Equity	$ 290,392,639	290,439,566				290,226,192
CIK000178115 Alussa Energy Acquisition Corp | Parent [Member]
Liabilities and Shareholders' Equity
Total Liabilities			33,708,077	$ 31,404,097	33,428,000
Aggregate subscription amount			252,235,299	254,723,083	253,139,346
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,			372	346	363
Additional paid-in capital			2,487,758		835,323
Retained earnings			2,511,154	4,998,942	4,163,604
Total Shareholders' Equity			5,000,003	5,000,007	5,000,009
Total Liabilities and Shareholders' Equity			$ 290,943,379	291,127,187	291,567,355
CIK000178115 Alussa Energy Acquisition Corp | Adjustments [Member]
Liabilities and Shareholders' Equity
Warrant liabilities		35,356,250				30,962,500	$ 26,515,000
Total Liabilities		35,356,250				30,962,500	26,515,000
Aggregate subscription amount		(35,356,253)				(30,962,493)	(26,515,000)
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,		351				309	265
Additional paid-in capital		10,131,290				4,989,174	3,600,876
Retained earnings		(10,131,638)				(4,989,490)	(3,601,141)
Total Shareholders' Equity		3				(7)
CIK000178115 Alussa Energy Acquisition Corp | Adjustments [Member] | Parent [Member]
Liabilities and Shareholders' Equity
Warrant liabilities				21,293,750	23,293,749
Total Liabilities				21,293,750	23,293,749
Aggregate subscription amount				(21,293,748)	(23,293,752)
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,				211	232
Additional paid-in capital				(3,931,075)	(2,679,489)
Retained earnings				3,930,862	2,679,260
Total Shareholders' Equity				(2)	3
CIK000178115 Alussa Energy Acquisition Corp | As Restated [Member]
Shareholders' Equity
Additional paid-in capital		18,107,557				9,778,630
Retained earnings		(13,108,795)				(4,779,782)
Total Shareholders' Equity		5,000,009				5,000,003
CIK000178115 Alussa Energy Acquisition Corp | As Restated [Member] | Parent [Member]
Liabilities and Shareholders' Equity
Warrant liabilities				21,293,750	23,293,749
Total Liabilities				31,404,097	33,428,000
Aggregate subscription amount				254,723,083	253,139,346
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,				346	363
Additional paid-in capital					835,323
Retained earnings				4,998,942	4,163,604
Total Shareholders' Equity				5,000,007	5,000,009
Total Liabilities and Shareholders' Equity				291,127,187	291,567,355
CIK000178115 Alussa Energy Acquisition Corp | As Originally Reported [Member]
Liabilities and Shareholders' Equity
Total Liabilities		13,467,963				10,067,724	9,236,505
Aggregate subscription amount		271,971,597				275,158,458	238,754,690
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,		177				127	112
Additional paid-in capital		7,976,267				4,789,456	5,005,739
Retained earnings		(2,977,157)				209,708	(6,565)
Total Shareholders' Equity		5,000,006				5,000,010	5,000,005
Total Liabilities and Shareholders' Equity		$ 290,439,566				$ 290,226,192	$ 252,991,200
CIK000178115 Alussa Energy Acquisition Corp | As Originally Reported [Member] | Parent [Member]
Liabilities and Shareholders' Equity
Total Liabilities				10,110,347	10,134,251
Aggregate subscription amount				276,016,831	276,433,098
Shareholders' Equity
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 3,				135	131
Additional paid-in capital				3,931,075	3,514,812
Retained earnings				1,068,080	1,484,344
Total Shareholders' Equity				5,000,009	5,000,006
Total Liabilities and Shareholders' Equity				$ 291,127,187	$ 291,567,355